RATE-REGULATED BUSINESSES - Assets and Liabilities (Details) $ in Millions, $ in Millions	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CAD ($)
Regulatory Assets
Regulatory Assets	$ 2,971		$ 2,805
Less: Current portion included in Other current assets (Note 7)	58		123
Regulatory Assets, noncurrent	2,913		2,682
Regulatory Liabilities
Regulatory Liabilities	6,373		5,656
Less: Current portion included in Accounts payable and other (Note 16)	532		353
Regulatory liabilities, noncurrent	5,841		5,303
Pipeline abandonment trust balances
Regulatory Liabilities
Regulatory Liabilities	3,143		2,686
Deferred income taxes - U.S. Tax Reform
Regulatory Liabilities
Regulatory Liabilities	1,098		1,197
Canadian Mainline short-term adjustment and toll-stabilization accounts
Regulatory Liabilities
Regulatory Liabilities	705		553
Cost of removal
Regulatory Liabilities
Regulatory Liabilities	$ 407		376
Canadian Mainline bridging amortization account
Regulatory Assets
Remaining Recovery/ Settlement Period (years)	5 years	5 years
Regulatory Liabilities
Regulatory Liabilities	$ 268		322
Pensions and other post retirement benefits
Regulatory Liabilities
Regulatory Liabilities	266		122
Pensions and other post retirement benefits | ANR PIPELINE COMPANY
Regulatory Liabilities
Regulatory Liabilities	43		45
Deferred income taxes
Regulatory Liabilities
Regulatory Liabilities	$ 195		188
Operating and debt-service regulatory liabilities
Regulatory Assets
Remaining Recovery/ Settlement Period (years)	1 year	1 year
Regulatory Liabilities
Regulatory Liabilities	$ 134		50
Canadian Mainline long-term adjustment account
Regulatory Assets
Remaining Recovery/ Settlement Period (years)	1 year	1 year
Regulatory Liabilities
Regulatory Liabilities	$ 37		74
Other
Regulatory Liabilities
Regulatory Liabilities	77		43
Postretirement benefit costs | ANR PIPELINE COMPANY
Regulatory Liabilities
Amount to be addressed In next settlement	43	$ 32
Long term adjustment account, amount to be amortized over one year
Regulatory Liabilities
Regulatory Liabilities	$ 223
Regulatory liability, amortization period	6 years	6 years
Deferred income taxes
Regulatory Assets
Regulatory Assets	$ 2,760		2,593
Operating and debt-service regulatory assets
Regulatory Assets
Remaining Recovery/ Settlement Period (years)	1 year	1 year
Regulatory Assets	$ 0		56
Foreign exchange on long-term debt
Regulatory Assets
Regulatory Assets	$ 23		39
Foreign exchange on long-term debt | Minimum
Regulatory Assets
Remaining Recovery/ Settlement Period (years)	1 year	1 year
Foreign exchange on long-term debt | Maximum
Regulatory Assets
Remaining Recovery/ Settlement Period (years)	4 years	4 years
Other
Regulatory Assets
Regulatory Assets	$ 188		$ 117